Recent accounting pronouncements (Details) - ASU 2016-02 - Forecast adjustment ¥ in Billions	Apr. 01, 2019 CNY (¥)
Recent accounting pronouncements
Right-of-use assets	¥ 24.9
Lease liability	¥ 19.4